Intangible Assets - Disclosure of Detailed Information About Carrying Amounts of Goodwill (Detail) - Goodwill and Distribution Rights - MXN ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about intangible assets [line items]
Goodwill	$ 97,198	$ 97,616
Mexico
Disclosure of detailed information about intangible assets [line items]
Goodwill	57,689	56,662
Guatemala
Disclosure of detailed information about intangible assets [line items]
Goodwill	1,695	1,684
Nicaragua
Disclosure of detailed information about intangible assets [line items]
Goodwill	404	404
Costa Rica
Disclosure of detailed information about intangible assets [line items]
Goodwill	1,439	1,418
Panama
Disclosure of detailed information about intangible assets [line items]
Goodwill	1,170	1,169
Colombia
Disclosure of detailed information about intangible assets [line items]
Goodwill	3,638	3,635
Brazil
Disclosure of detailed information about intangible assets [line items]
Goodwill	28,199	30,018
Argentina
Disclosure of detailed information about intangible assets [line items]
Goodwill	512	245
Uruguay
Disclosure of detailed information about intangible assets [line items]
Goodwill	$ 2,452	$ 2,381